Income taxes - Schedule of Reconciliation Between the Provision for income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income taxes
Profit before tax	¥ 488,522	¥ 424,493	¥ 297,190
Notional tax on profit before taxation, calculated at the applicable rates in the tax jurisdictions concerned	124,421	108,122	74,298
Effect of expenses that are not deductible in determining taxable profit	592	524	373
Effect of incomes that are not taxable in determining taxable profit	0	0	(956)
Unrecognized tax losses	2,482	2,054	70
Utilization of tax losses previously not recognized	(964)	(486)	(46)
Effect of income tax exemptions	(4,607)	(1,501)	(7,451)
Income tax expense recognized in profit or loss	¥ 121,924	¥ 108,713	¥ 66,288